Share capital	12 Months Ended
Dec. 31, 2022
Share capital.
Share capital

12. Share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2021	32,848,635	(5,729,861)	27,118,774
Issue of shares- treasury shares	9,524,317	(9,524,317)	—
Issue of shares - third parties	6,900,000	—	6,900,000
Sale of shares under shelf registration	—	3,759,402	3,759,402
Sale of shares under sale agency agreement	—	39,940	39,940
Settlement of supplier invoices	—	116,914	116,914
Net purchase of treasury shares under liquidity agreement	—	(36,881)	(36,881)
Balance as of December 31, 2021	49,272,952	(11,374,803)	37,898,149
Issue of shares - treasury shares	48,636,476	(48,636,476)	—
Issue of shares - exercise ESOP & ESC	17,438,883	—	17,438,883
Sale of shares under shelf registration	—	4,500,000	4,500,000
Exercise of pre-funded warrants	—	15,978,570	15,978,570
Sale of shares under sale agency agreement	—	1,355,248	1,355,248
Net purchase of shares under liquidity agreement	—	(36,830)	(36,830)
Balance as of December 31, 2022	115,348,311	(38,214,291)	77,134,020
Shares reclassed as treasury shares under IFRS 2	—	(17,438,883)	(17,438,883)
Balance as of December 31, 2022 IFRS 2	115,348,311	(55,653,174)	59,695,137

As of December 31, 2022, 77,134,020 shares were outstanding excluding 38,214,291 treasury shares directly held by Addex Pharma SA and including the 17,438,883 shares issued on the exercise of equity incentive units on October 26, 2022 which are considered as treasury shares under IFRS 2 (See note 13). All shares have a nominal value of CHF 0.01 following the reduction of the nominal value effective on July 26, 2022. As of December 31, 2021, 37,898,149 shares were outstanding excluding 11,374,803 treasury shares directly held by Addex Pharma SA. All shares had a nominal value of CHF 1.00.

The Group maintains a liquidity agreement with Kepler Cheuvreux. Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. As of December 31, 2022, 128,200 (December 31,2021: 91,370) treasury shares are recorded under this agreement in the treasury share reserve and CHF 3,165 (December 31,2021: CHF 17,145) is recorded in other financial assets.

On December 15, 2022, the Group increased its capital from CHF 979,094 to CHF 1,153,483 through the issuance of 17,438,883 new registered shares at a nominal value of CHF 0.01 per share from its conditional capital following the exercise of 17,438,883 equity incentive units at a strike price of CHF 0.13 by Board Members, Executive Managers and employees on October 26, 2022. The payment of the strike price has been deferred under the Group’s staff retention deferred strike price payment plan (“DSPPP”) and consequently, under IFRS 2, the 17,438,883 shares issued from the exercise of equity incentive units are considered as treasury shares. The 17,438,883 shares are considered to be legally owned by the exercising equity incentive unit holders on October 26, 2022.

On October 31, 2022, the Group increased its capital from CHF 652,730 to CHF 979,094 through the issuance of 32,636,476 new registered shares from its authorized capital to its fully owned subsidiary, Addex Pharma SA, at CHF 0.01 per share. These shares are held as treasury shares, hence the operation does not impact the outstanding share capital.

On July 22, 2022, the Group entered into a securities purchase agreement with Armistice Capital LLC and sold 4,500,000 treasury shares in the form of 750,000 ADSs at a price of USD 1.70 per ADS (CHF 0.27 per share). In addition, 10,500,000 pre-funded warrants, in the form of 1,750,000 ADSs, were sold at a price of USD 1.69 per ADS (CHF 0.27 per share) with a strike price of USD 0.01 per ADS. As of December 31, 2022 all pre-funded warrants have been exercised at a total exercise price of USD 17,500 (CHF 16,812). The total gross proceeds from the offering amounted to USD 4.2 million (CHF 4.1 million) and directly related share issuance costs of CHF 0.4 million were recorded as a deduction in equity.

The Group additionally granted Armistice Capital LLC, 15,000,000 warrants, in the form of 2,500,000 ADSs, with a strike price of USD 1.90 per ADS (CHF 0.30 per share) and an exercise period of 5 years. The fair value of each of the warrants issued is CHF 0.07 per share or CHF 0.40 per ADS calculated using the Black-Scholes valuation model. The fair value calculation assumptions included volatility of 64.61% and an annual risk-free rate of +0.05%. The total fair value of the warrants issued is CHF 1.0 million and has been recorded in equity as a cost of the offering.

On July 19, 2022, the nominal value of the issued, conditional and authorized share capital has been reduced from CHF 1.00 to CHF 0.01 effective on the SIX Swiss Exchange and Nasdaq stock market on July 26, 2022. As a consequence, the share capital was reduced to CHF 652,730. The decrease of CHF 64.6 million in share capital remains in equity and has been reclassed to other equity. The total number of issued, outstanding, conditional and authorized shares remained the same.

On June 21, 2022, the Group entered into a new sale agency agreement with Kepler Cheuvreux whose substantive terms are aligned with the agreement entered into on August 24, 2020, that expired on December 31, 2021. In July 2022, 1,355,248 treasury shares were sold at an average price of CHF 0.34 per share with a gross proceed of CHF 464,954 (39,940 treasury shares for a gross proceed of CHF 80,944 during the year 2021).

On February 2, 2022, the Company issued 16,000,000 new shares from the authorized capital to its 100% owned subsidiary, Addex Pharma SA, at CHF 1.00. These shares are held as treasury shares, hence the operation does not impact the outstanding share capital. Directly related share issuance costs of CHF 0.2 million were recorded as a deduction in equity.

During the year 2022, the Group did not use its treasury shares to pay consultants, whilst during the year 2021, the Group used 116,914 treasury shares to purchase services from consultants including 60,638 treasury shares for Roger Mills, the Group’s Chief Medical Officer. The total value of consulting services settled in shares was CHF 164,980.

On December 16, 2021, the Group entered into a securities purchase agreement with Armistice Capital LLC and sold 3,752,202 treasury shares in the form of 625,367 American depositary share (ADS) listed on the Nasdaq stock market at a price of USD 1.08 (CHF 1.00) per share, equivalent to USD 6.50 (CHF 6.00) per ADS. In addition, 5,478,570 pre-funded warrants in the form of 913,095 ADSs were sold at a price of USD 1.08 (CHF 0.99) per share, equivalent to USD 6.49 (CHF 5.99) per ADS with a strike price of USD 0.01 per ADS. The total gross proceeds of this offering amounted to USD 10 million (CHF 9.2 million) and directly related share issuance costs of CHF 1.4 million were recorded as a deduction in equity for the year ended December 31, 2021 of which CHF 0.5 million has been paid during the first quarter of 2022. In July 2022, Armistice Capital LLC exercised all the pre-funded warrants in the form of 913,095 ADSs for a total strike price of USD 9,131 (CHF 8,429).

The Group additionally issued to Armistice Capital LLC, 9,230,772 warrants to purchase 1,538,462 ADSs with a strike price of USD 1.08 (CHF 1.00) per share, equivalent to USD 6.5 (CHF 6.00) per ADS. The fair value of each of the warrants issued is CHF 0.40 per share, CHF 2.4 per ADS, and has been calculated using the Black-Scholes valuation model and recorded in equity as a cost of the offering for the year ended December 31, 2021. Fair value calculation assumptions included volatility of 55.57% and an annual risk-free rate of -0.64%. The total fair value of the warrants issued of CHF 3.7 million has been recorded in equity as a cost of the offering.

On April 23, 2021, the Company issued 9,524,317 new shares from the authorized capital to its 100% owned subsidiary, Addex Pharma SA, at CHF 1.00. These shares are held as treasury shares, hence the operation does not impact the outstanding share capital.

On January 8, 2021, the Company issued 6,900,000 registered shares, with a nominal value of CHF 1.00 each, at an issue price of CHF 1.46. Out of the total new shares, 6,750,000 are in the form of ADS. The gross proceeds amounted to CHF 10.1 million (USD 11.5 million) and directly related share issuance costs of CHF 1.8 million were recorded as a deduction in equity.

During the year ended December 31, 2021, the Group sold 7,000 shares under its ATM program initiated on June 29, 2021.